Basis of Presentation and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2019
Basis of Presentation and Summary of Significant Accounting Policies
Basis of Accounting

Basis of Accounting

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (the “IASB”). Scully complies with all the requirements of IFRS. The principal accounting policies applied in the preparation of the consolidated financial statements are set out below. These policies have been consistently applied with the exception of the adoption of IFRS 9, Financial Instruments (“IFRS 9”), IFRS 15, Revenue from Contracts with Customers (“IFRS 15”) and the amendments to IFRS 2, Share-Based Payment from January 1, 2018, and IFRS 16, Leases, the amendments to IAS 23, Borrowing Costs, and IFRIC 23, Uncertainty over Income Tax Treatment from January 1, 2019. See Note 2B.

These consolidated financial statements were prepared using going concern, accrual (except for cash flow information) and historical cost (except for investment property and certain financial assets and financial liabilities which are measured at fair value and certain inventories that are measured at fair value less costs to sell) bases.

The presentation currency of these consolidated financial statements is the Canadian dollar ($), rounded to the nearest thousand (except per share amounts).

Certain amounts have been reclassified so as to conform with the presentation in the current year (see Notes 19 and 27).

Restatement

Restatement

During the fiscal year ended December 31, 2019, the Group re-assessed the presentation of its consolidated statement of operations and concluded that it was necessary to restate its previously issued financial statements for the fiscal year ended December 31, 2017 for the correction of an error in presentation relating to reclassifications of foreign exchange translation gains. In accordance with IFRS 10, Consolidated Financial Statements, amounts reclassified to profit and loss that had previously been recognised in other comprehensive income in relation to disposed subsidiaries are required to be recognised in “gain or loss on dispositions of subsidiaries” and therefore these amounts which historically have been included in “exchange differences on foreign currency transactions, net (gain) loss” are required to be represented within the gain or loss on disposal, which is included in “costs of sales and services”. Below is a reconciliation to the historically reported amounts for the year ended December 31, 2017:

	2017	2017	2017
	Original	Reclassification	As Restated
Costs and expenses:
Costs of sales and services	239,663	(11,306)	228,357
Exchange differences on foreign currency transactions, net (gain) loss	1,038	11,306	12,344

Such restatement also affected the cash flows from operating activities in the cash flow statement. Below is a reconciliation of the historically reported amounts for the year ended December 31, 2017:

	2017	2017	2017
	Original	Reclassification	As Restated
Cash flows from operating activities:
Exchange differences on foreign currency transactions, net (gain) loss	1,038	(11,306)	12,344
(Gain) loss on dispositions of subsidiaries	10,219	11,306	(1087)

The restatement of the items included within the statement of operations and cash flows from operating activities has had no effect on the financial position, net loss or total cash flows used in operating activities of the Group for any period presented.

Amounts related to the year ended December 31, 2018 of $672 have also been reclassified for consistency with comparative information.

Certain amounts have also been reclassified so as to conform with the presentation in the current year (see Notes 15, 19 and 27).

Principles of Consolidation

Principles of Consolidation

These consolidated financial statements include the accounts of Scully and entities it controls. The Company controls an investee if and only if it has all the following: (a) power over the investee; (b) exposure, or rights, to variable returns from its involvement with the investee; and (c) the ability to use its power over the investee to affect the amount of its returns. When the Group holds, directly or indirectly, more than 50% of the voting power of an investee, it is presumed that the Group controls the investee, unless it can be clearly demonstrated that this is not the case. Subsidiaries are consolidated from the date of their acquisition, being the date on which the Group obtains control, and continue to be consolidated until the date that such control ceases. All intercompany balances and transactions, including unrealized profits arising from intragroup transactions, have been eliminated in full. Unrealized losses are eliminated unless the transaction provides evidence of an impairment of the asset transferred.

On the acquisition date, a non-controlling interest is measured at either its fair value or its proportionate share in the recognized amounts of the subsidiary’s identifiable net assets, on a transaction-by-transaction basis. Subsequently, the non-controlling interest increases or decreases for its share of changes in equity since the acquisition date.

After initial consolidation of a subsidiary, when the proportion of equity held by non-controlling interests changes, the Group, as long as it continues to control the subsidiary, adjusts the carrying amounts of the controlling and non-controlling interests to reflect the changes in their relative interests in the subsidiary. The Group recognizes directly in equity any difference between the amount by which the non-controlling interests are adjusted and the fair value of the consideration paid or received and attributes such difference to the owners of Scully.

When the Group loses control of a subsidiary it: (a) derecognizes (i) the assets (including any goodwill) and liabilities of the subsidiary at their carrying amounts at the date when control is lost and (ii) the carrying amount of any non-controlling interests in the former subsidiary at the date when control is lost (including any components of other comprehensive income attributable to them); (b) recognizes (i) the fair value of the consideration received, if any, from the transaction, event or circumstances that resulted in the loss of control, (ii) if the transaction, event or circumstances that resulted in the loss of control involves a distribution of shares of the subsidiary to owners in their capacity as owners, that distribution and (iii) any investment retained in the former subsidiary at its fair value at the date when control is lost; (c) reclassifies to profit or loss, or transfers directly to retained earnings if required by IFRS, the amounts recognized in other comprehensive income in relation to the subsidiary; and (d) recognizes any resulting difference as a gain or loss under costs of sales and services in profit or loss attributable to the owners of Scully.

The financial statements of Scully and its subsidiaries used in the preparation of the consolidated financial statements are prepared as of the same date, using uniform accounting policies for like transactions and other events in similar circumstances.

Foreign Currency Translation

Foreign Currency Translation

The presentation currency of the Group’s consolidated financial statements is the Canadian dollar.

Scully conducts its business throughout the world through its foreign operations. Foreign operations are entities that are subsidiaries or branches, the activities of which are based or conducted in countries or currencies other than those of Scully. Functional currency is the currency of the primary economic environment in which an entity operates and is normally the currency in which the entity primarily generates and expends cash. Foreign currency is a currency other than the functional currency of the entity. The functional currencies of the Company and its subsidiaries and branches primarily comprise the Canadian dollar, Euro (“EUR” or “€”) and United States dollar (“US$”).

Reporting foreign currency transactions in the functional currency

A foreign currency transaction is a transaction that is denominated or requires settlement in a foreign currency. A foreign currency transaction is recorded, on initial recognition in an entity’s functional currency, by applying to the foreign currency amount the spot exchange rate between the functional currency and the foreign currency at the date of the transaction. At the end of each reporting period: (a) foreign currency monetary items are translated using the closing rate; (b) non-monetary items denominated in a foreign currency that are measured in terms of historical cost are translated using the exchange rate at the date of the transaction; and (c) foreign currency non-monetary items that are measured at fair value are translated using the exchange rates at the date when the fair value was determined.

Exchange differences arising on the settlement of monetary items or on translating monetary items at rates different from those at which they were translated on initial recognition during the period or in previous periods are recognized in profit or loss in the period in which they arise, except for exchange differences arising on a monetary item that forms part of a reporting entity’s net investment in a foreign operation which are initially recorded in other comprehensive income in the consolidated financial statements and reclassified from equity to profit or loss on disposal of the net investment.

When a gain or loss on a non-monetary item is recognized in other comprehensive income, any exchange component of that gain or loss is recognized in other comprehensive income. Conversely, when a gain or loss on a non-monetary item is recognized in profit or loss, any exchange component of that gain or loss is recognized in profit or loss.

Use of a presentation currency other than the functional currency

When an entity presents its financial statements in a currency that differs from its functional currency, the results and financial position of the entity are translated into the presentation currency using the following procedures: (a) assets and liabilities for each statement of financial position presented are translated at the closing rate at the date of the statement of financial position; (b) income and expenses for each statement of operations presented are translated at exchange rates at the dates of the transactions or, for practical reasons, the average exchange rates for the periods when they approximate the exchange rates at the dates of the transactions; (c) individual items within equity are translated at either the historical exchange rates when practical or at the closing exchange rates at the date of the statement of financial position; and (d) all resulting exchange differences are recognized in other comprehensive income.

The following table sets out exchange rates for the translation of the Euro and United States dollar, which represented the major trading currencies of the Group, into the Canadian dollar:

	EUR	US$
Closing rate at December 31, 2019	1.4583	1.2988
Average rate for the year 2019	1.4856	1.3269
Closing rate at December 31, 2018	1.5613	1.3642
Average rate for the year 2018	1.5302	1.2957
Closing rate at December 31, 2017	1.5052	1.2545
Average rate for the year 2017	1.4650	1.2986

Fair Value Measurement

Fair Value Measurement

Certain assets and liabilities of the Group are measured at fair value (see Note 2B).

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A fair value measurement is for a particular asset or liability. Therefore, when measuring fair value, the Group takes into account the characteristics of the asset or liability if market participants would take those characteristics into account when pricing the asset or liability at the measurement date. A fair value measurement assumes that the transaction to sell the asset or transfer the liability takes place either:

(a)  in the principal market for the asset or liability; or

(b)  in the absence of a principal market, in the most advantageous market for the asset or liability.

The Group measures the fair value of an asset or a liability using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest.

The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data is available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs. IFRS 13, Fair Value Measurement (“IFRS 13”),  establishes a fair value hierarchy that categorizes the inputs to valuation techniques used to measure fair value into three levels:

Level 1 inputs are quoted prices (unadjusted) in active markets for identical assets or liabilities that the entity can access at the measurement date.

Level 2 inputs are inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly.

Level 3 inputs are unobservable inputs for the asset or liability.

Assessing the significance of a particular input to the fair value measurement in its entirety requires judgment, considering factors specific to the asset or liability.

Non-current Assets Held for Sale

Non-current Assets Held for Sale

A non-current asset (or disposal group) is classified as held for sale if its carrying amount will be recovered principally through a sale transaction rather than through continuing use. For this to be the case, the asset (or disposal group) must be available for immediate sale in its present condition subject only to terms that are usual and customary for the sale of such asset (or disposal group), the appropriate level of management must be committed to a plan to sell the asset (or disposal group) and an active program to locate a buyer and complete the plan must have been initiated. Further, the asset (or disposal group) must be actively marketed for sale at a price that is reasonable in relation to its current fair value and the sale is highly probable to complete within one year from the date of classification, except as permitted under certain events and circumstances. If the aforesaid criteria are no longer met, the Group ceases to classify the asset (or disposal group) as held for sale.

Non-current assets (and disposal groups) classified as held for sale are measured at the lower of their carrying amounts and fair values less costs to sell. The Group does not depreciate or amortize a non-current asset while it is classified as held for sale.

Use of Estimates and Assumptions and Measurement Uncertainty

Use of Estimates and Assumptions and Measurement Uncertainty

The timely preparation of the consolidated financial statements in conformity with IFRS requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Management’s best estimates are based on the facts and circumstances available at the time estimates are made, historical experience, general economic conditions and trends and management’s assessment of probable future outcomes of these matters. Actual results could differ from these estimates and such differences could be material. For critical judgments in applying accounting policies and major sources of estimation uncertainty. See Notes 2C and 2D.

Financial Instruments

(i) Financial Instruments

IFRS 9

The Group adopted IFRS 9 with a date of initial application of January 1, 2018.

Financial assets and financial liabilities are recognized on the consolidated statement of financial position when the Group becomes a party to the financial instrument contract. A financial asset is derecognized either when the Group has transferred the financial asset and substantially all the risks and rewards of ownership of the financial asset or when  the contractual rights to the cash flows expire. A financial liability is derecognized when the obligation specified in the contract is discharged, cancelled or expired.

The Group classifies its financial assets into the following measurement categories: (a) subsequently measured at fair value (either through other comprehensive income (“FVTOCI”) or through profit or loss (“FVTPL”) and (b) subsequently measured at amortized cost. The classification of financial assets depends on the Group’s business model for managing the financial assets and the terms of the contractual cash flows. The Group classifies its financial liabilities as subsequently measured at amortized cost, except for financial liabilities at FVTPL. Change in the fair value of a loan payable measured at FVTPL is included in costs of sales and services.

Initial Adoption of IFRS 9

IFRS 9 does not require restatement of comparative periods. Accordingly, the Group has reflected the retrospective impact of the adoption of IFRS 9 due to the change in accounting  policy for investments in equity securities as an adjustment to opening  deficit as at January 1, 2018. Under IFRS 9, the Group’s investments in equity securities, which were previously classified as available for sale or at cost under IAS 39, Financial Instruments: Recognition and Measurement (“IAS 39”), are measured at FVTPL. The retrospective adjustment, which represented the fair value gain adjustment on investments in equity securities as of January 1, 2018, was $524 and debited to other comprehensive income.

Upon the initial adoption of IFRS 9 on January 1, 2018, the financial assets which were previously classified at fair value through profit or loss, held-to-maturity, loans and receivables and available-for-sale have been transferred to, financial assets measured at FVTPL, FVTOCI or amortized cost.

IAS 39 (Accounting Policies Applicable Prior to January 1, 2018)

All financial assets and financial liabilities were classified by characteristic and/or management intent. Except for certain financial instruments which were excluded from the scope, all financial assets were classified into one of four categories: (a) at fair value through profit or loss; (b) held-to-maturity; (c) loans and receivables; and (d) available-for-sale, and all financial liabilities were classified into one of two categories: (a) at fair value through profit or loss; and (b) at amortized cost.

A financial asset or financial liability at fair value through profit or loss was a financial asset or financial liability that met either of the following conditions: (a) it was classified as held for trading if it was (i) acquired or incurred principally for the purpose of selling or repurchasing it in the near term, (ii) part of a portfolio of identified financial instruments that were managed together and for which there was evidence of a recent actual pattern of short-term profit taking, or (iii) a derivative, except for a derivative that was a designated and effective hedging instrument; or (b) it was designated by the Group upon initial recognition as at fair value through profit or loss when certain conditions were met.

Available-for-sale financial assets were those non-derivative financial assets that were designated as available for sale, or that were not classified as loans and receivables, held-to-maturity investments, or at fair value through profit or loss.

Non-derivative financial liabilities were classified as financial liabilities measured at amortized cost.

After initial recognition, the Group measured financial assets, including derivatives that were assets, at their fair values, without any deduction for transaction costs it might incur on sale or other disposal, except for the following financial assets: (a) held-to-maturity investments which were measured at amortized cost using the effective interest method; (b) loans and receivables which were measured at amortized cost using the effective interest method; and (c) investments in equity instruments that did not have a quoted market price in an active market and whose fair value could not be reliably measured and derivatives that were linked to and had to be settled by delivery of such unquoted equity instruments which were measured at cost. All financial assets except those measured at fair value through profit or loss were subject to review for impairment.

Common to Both IFRS 9 and IAS 39

Regular way purchases and sales of financial assets are accounted for at the settlement date.

When a financial asset or financial liability is recognized initially, the Group measures it at its fair value plus, in the case of a financial asset or financial liability not at fair value through profit or loss, transaction costs that are directly attributable to the acquisition or issue of the financial asset or financial liability. Transaction costs related to the acquisition or issue of a financial asset or financial liability at fair value through profit or loss are expensed as incurred. The subsequent measurement of a financial instrument and the recognition of associated gains and losses are determined by the financial instrument classification.

A gain or loss on a financial asset or financial liability classified as at fair value through profit or loss is recognized in profit or loss for the period in which it arises. A gain or loss on an asset measured at FVTOCI or classified as available for sale is recognized in other comprehensive income, except for impairment losses, until the financial asset is derecognized, at which time the cumulative gain or loss previously recognized in accumulated other comprehensive income is recognized in profit or loss for the period. For financial assets and financial liabilities carried at amortized cost, a gain or loss is recognized in profit or loss when the financial asset or financial liability is derecognized or impaired and through the amortization process.

Net gains or net losses on financial instruments at fair value through profit or loss do not include interest or dividend income.

Whenever quoted market prices are available, bid prices are used for the measurement of fair value of financial assets while ask prices are used for financial liabilities. When the market for a financial instrument is not active, the Group establishes fair value by using a valuation technique. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available; reference to the current fair value of another financial instrument that is substantially the same; discounted cash flow analysis; option pricing models; and other valuation techniques commonly used by market participants to price the financial instrument.

Cash and Cash Equivalents

(ii) Cash and Cash Equivalents

Cash and cash equivalents include cash on hand and cash at banks. They have maturities of three months or less from the date of acquisition and are generally interest-bearing.

Restricted cash refers to money that is held for a specific purpose and therefore not available to the Group for immediate or general business use. Restricted cash is accounted for as a separate item from cash and cash equivalents on the Group’s consolidated statements of financial position.

Securities

(iii) Securities

IFRS 9

Investments in equity securities are measured at FVTPL.

Debt securities which are held within a business model whose objective is to collect the contractual cash flows and sell the debt securities, and that have contractual cash flows that are solely payments of principal and interest on the principal outstanding are measured at FVTOCI.

IAS 39 (Accounting Policies Applicable Prior to January 1, 2018)

Securities were classified as at fair value through profit or loss (i.e. held for trading) or short-term or long-term available-for-sale securities.

Publicly-traded securities (debt and equity) which were acquired principally for the purpose of selling in the near term were classified as held for trading.

Available-for-sale securities consisted of publicly-traded securities and unlisted equity securities which were not held for trading and not held to maturity. Long-term available-for-sale securities were purchased with the intention to hold until market conditions render alternative investments more attractive. Short-term available-for-sale securities were held with the intention of management to sell within the current operating cycle but did not meet the definition of trading securities.

When a decline in the fair value of an available-for-sale security had been recognized in other comprehensive income and there was objective evidence that the asset is impaired, the cumulative loss that had been recognized in other comprehensive income was reclassified from equity to profit or loss as a reclassification adjustment even though the security had not been derecognized. A significant or prolonged decline in the fair value of an investment in an equity instrument below its cost is an objective evidence of impairment. The Group considered a decline in excess of 25 percent generally as significant and a decline in a quoted market price that persisted for 15 months as prolonged. Impairment losses recognized in profit or loss for an investment in an equity instrument classified as available for sale would not be reversed through profit or loss.

Gains and losses on sales of securities are calculated on the average cost basis.

Securities and Financial Liabilities - Derivatives

(iv) Securities and Financial Liabilities – Derivatives

A derivative is a financial instrument or other contract with all three of the following characteristics: (a) its value changes in response to the change in a specified interest rate, financial instrument price, product price, foreign exchange rate, index of prices or rates, credit rating or credit index, or other variable; (b) it requires no initial net investment or an initial net investment that is smaller than would be required for other types of contracts that would be expected to have a similar response to changes in market factors; and (c) it is settled at a future date. A derivative financial instrument is either exchange-traded or negotiated. A derivative financial instrument is included in the consolidated statement of financial position as a security (i.e. financial asset) or a financial liability and measured at FVTPL. The recognition and measurement of a derivative financial instrument under both IFRS 9 and IAS 39 does not apply to a contract that is entered into and continues to be held for the purpose of the receipt or delivery of a non-financial item in accordance with the Group’s expected purchase, sale or usage requirements, unless the Group, as allowed under IFRS 9, designates the contract as measured at FVTPL if it eliminates or significantly reduces a measurement inconsistency.

Where the Group has both the legal right and intent to settle derivative assets and liabilities simultaneously with the counterparty, the net fair value of the derivative financial instruments is reported as an asset or liability, as appropriate.

Changes in the fair values of derivative financial instruments that do not qualify for hedge accounting are recognized in profit or loss as they arise.

Financial Liabilities

(v) Financial Liabilities

The Group measures financial liabilities at either amortized cost or FVTPL. Financial liabilities are measured at amortized cost, unless either it is held for trading and hence required to be measured at FVTPL or the group elects to measure the financial liability at FVTPL.

Receivables

(vi) Receivables

Receivables are measured at amortized cost under both IFRS 9 and IAS 39.

Receivables are net of an allowance for credit losses, if any. The Group performs ongoing credit evaluations of its customers and recognizes a loss allowance for expected credit losses. Receivables are considered past due on an individual basis based on the terms of the contracts.

Allowance for Credit Losses

(vii) Allowance for Credit Losses

IFRS 9

The Group recognizes and measures a loss allowance for expected credit losses on a financial asset which is measured at amortized cost or at FVTOCI, including a lease receivable, a contract asset or a loan commitment and a financial guarantee contract. The impairment methodology applied depends on whether there has been a significant increase in credit risk since initial recognition. To assess whether there is a significant increase in credit risk, the Group compares the risk of a default occurring on the asset as at the reporting date with the risk of default as at the date of initial recognition based on all information available, and reasonable and supportive forward-looking information.

When there is significant increase in credit risk or for credit-impaired financial assets, the loss allowance equals the lifetime expected credit losses which is defined as the expected credit losses that result from all possible default events over the expected life of a financial instrument. If, at the reporting date, the credit risk on a financial asset has not increased significantly since initial recognition, the Group measures the loss allowance for the financial instrument at an amount equal to the 12‑month expected credit losses which is defined as the portion of lifetime expected credit losses that represent the expected credit losses that result from default events on the financial instrument that are possible within the 12 months after the reporting date.

As required by IFRS 9, the Group always measures the loss allowance at an amount equal to lifetime expected credit losses for trade receivables and contract assets that result from transactions that are within the scope of IFRS 15.

IAS 39 (Accounting Policies Applicable Prior to January 1, 2018)

The Group applied credit risk assessment and valuation methods to its trade and other receivables. Credit losses arose primarily from receivables but might also relate to other credit instruments issued by or on behalf of the Group, such as guarantees and letters of credit. Specific provisions were established on an individual receivable basis.

Common to Both IFRS 9 and IAS 39

The Group’s allowance for credit losses is maintained at an amount considered adequate to absorb expected or estimated credit-related losses. Such allowance reflects management’s best estimate of the losses in the Group’s financial assets and judgments about economic conditions. Estimates and judgments could change in the near term, and could result in a significant change to a recognized allowance. An allowance for credit losses is increased by provisions, which are recognized in profit or loss and reduced by write-offs net of any recoveries. Write-offs are generally recorded after all reasonable restructuring or collection activities have taken place and there is no realistic prospect of recovery.

Inventories

(viii) Inventories

Inventories principally consist of raw materials, work-in-progress, and finished goods. Inventories, other than commodities products, are recorded at the lower of cost and net realizable value. Cost, where appropriate, includes an allocation of manufacturing overheads incurred in bringing inventories to their present location and condition and is assigned by using the first-in, first-out or weighted average cost formula, depending on the class of inventories. Net realizable value represents the estimated selling price less all estimated costs of completion and costs to be incurred in marketing, selling and distribution. The amount of any write-down of inventories to net realizable value and all losses of inventories are recognized as an expense in the period the write-down or loss occurs. The reversal of a write-down of inventories arising from an increase in net realizable value is recognized as a reduction in the amount of costs of sales and services in the period in which the reversal occurs.

Commodity products acquired by the Group as a broker-trader in the Group’s merchant banking activities with the purpose of selling in the near future and generating a profit from fluctuations in price or broker-traders’ margin are measured at fair value less costs to sell. Fair values of the Group’s inventories are determined by reference to their contractual selling prices or quoted prices in marketplaces in the absence of a contract (Level 1 fair value hierarchy), in accordance with guidance on fair value in IFRS 13.

Real Estate Held for Sale

(ix) Real Estate Held for Sale

Real estate held for sale is real estate intended for sale in the ordinary course of business or in the process of construction or development for such sale. The Group's real estate held for sale forms part of the security package for the €25,000 in principal amount of bonds (see Note 16) issued by Merkanti Holding plc in the year ended December 31, 2019, and to the extent that any sales of these properties, in whole or in part, cause the security to fall below a certain ratio, proceeds of said sale, up to an amount of the collateral shortfall, are required to be placed as cash collateral with the bondholder trustee until maturity.

Real estate held for sale is measured at the lower of cost (on a specific item basis) and net realizable value. Net realizable value is estimated by reference to sale proceeds of similar properties sold in the ordinary course of business less all estimated selling expenses around the reporting date, or by management estimates based on prevailing market conditions. The amount of any write-down of properties to net realizable value is recognized as an expense in the period the write-down occurs. The reversal of a write-down arising from an increase in net realizable value is recognized in the period in which the reversal occurs.

All of the Group’s real estate is located in Europe.

Investment Property

(x) Investment Property

Investment property is property that is held for generating rental income or for capital appreciation or both, rather than for: (a) use in the production or supply of goods or services or for administrative purposes; or (b) sale in the ordinary course of business. The Group’s investment property comprises freehold land and buildings. Investment property is initially recognized at cost including related transaction costs. After initial recognition, investment property is measured at fair value, with changes in fair value recognized in profit or loss in the period in which they arise.

The Group determines fair value without any deduction for transaction costs it may incur on sale or other disposal. Fair value of the Group’s investment property is based on valuations prepared annually by external evaluators in accordance with guidance issued by the International Valuation Standard Committee and reviewed by the Group, or these valuations are updated by management when there are no significant changes in the inputs to the valuation prepared by external evaluators in the preceding year, in accordance with guidance on fair value in IFRS 13.

Property, Plant and Equipment

(xi) Property, Plant and Equipment

Property, plant and equipment are carried at cost, net of accumulated depreciation and, if any, accumulated impairment losses. The initial cost of an item of property, plant and equipment comprises its purchase price or construction cost, any costs directly attributable to bringing the asset into operation, the initial estimate of any decommissioning obligation, if any, and, for qualifying assets, borrowing costs. The purchase price or construction cost is the aggregate amount paid and the fair value of any other consideration given to acquire the asset. Where an item of property, plant and equipment or part of the item that was separately depreciated is replaced and it is probable that future economic benefits associated with the replacement item will flow to the Group, the cost of the replacement item is capitalized and the carrying amount of the replaced asset is derecognized. All other replacement expenditures are recognized in profit or loss when incurred.

Inspection costs associated with major maintenance programs are capitalized and amortized over the period to the next inspection. All other maintenance costs are expensed as incurred.

When a right-of-use asset is acquired under a lease contract, the asset is measured at cost at the commencement date. The cost of the right-of-use asset comprises: (a) the amount of the initial measurement of the lease liability; (b) any lease payments made at or before the commencement date, less any lease incentives received; (c) any initial direct costs incurred by the Group; and (d) an estimate of costs to be incurred by the Group in dismantling and removing the underlying asset, restoring the site on which it is located or restoring the underlying asset to the condition required by the terms and conditions of the lease, unless those costs are incurred to produce inventories. After the commencement date, the Group measures the right-of-use asset applying a cost model whereby the Group measures the right-of-use asset at cost less any accumulated depreciation and any accumulated impairment losses and adjusts it for any remeasurement of the lease liabilities reflecting any reassessment, lease modifications or revised in-substance fixed lease payments. See Significant Accounting Policy (xiv) below.

The Group elected to apply IFRS 16 retrospectively, with the cumulative effect of the initial application of the new standard recognized at the date of initial application, being January 1, 2019. For further discussion, see Note 2B(xiv) below. The difference between the carrying amount of property, plant and equipment applying IAS 17 at the end of 2018 immediately preceding the date of initial application and the carrying amount in the consolidated statement of financial position at the date of initial application is reconciled as follows:

Carrying amount of property, plant and equipment as at December 31, 2018	$58,325
Adjustment for the lease liabilities under IFRS 16 on the date of initial application	2,911
Carrying amount of property, plant and equipment recognized on the initial adoption of IFRS 16 as at January 1, 2019	$61,236

The depreciable amounts of the Group’s property, plant, and equipment (i.e. the costs of the assets less their residual values) are depreciated according to the following estimated useful lives and methods:

	Lives	Method
Buildings	20 years	straight-line
Processing plant and equipment	5 to 20 years	straight-line
Refinery and power plants	20 to 30 years	straight-line
Office equipment and other	3 to 10 years	straight-line
Office premises	2 to 10 years	straight-line

Depreciation expense is included in costs of sales and services or selling, general and administrative expense, whichever is appropriate.

The residual value and the useful life of an asset are reviewed at least at each financial year-end and, if expectations differ from previous estimates, the changes, if any, are accounted for as a change in an accounting estimate in accordance with IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The depreciation method applied to an asset is reviewed at least at each financial year-end and, if there has been a significant change in the expected pattern of consumption of the future economic benefits embodied in the asset, the method is changed to reflect the changed pattern.

The carrying amount of an item of property, plant and equipment is derecognized upon disposal or when no future economic benefits are expected to arise from the continued use of the asset. Any gain or loss arising on derecognition of the asset (calculated as the difference between the net disposal proceeds and the carrying amount of the item) is included in profit or loss in the period in which the item is derecognized.

Interests in Resource Properties

(xii) Interests in Resource Properties

The Group’s interests in resource properties are mainly comprised of an interest in the Scully iron ore mine, and to a lesser extent exploration and evaluation assets (comprising hydrocarbon probable reserves and hydrocarbon undeveloped lands), hydrocarbon development and production assets.

(a) Exploration and evaluation assets

Exploration and evaluation costs, including the costs of acquiring undeveloped land and drilling costs are initially capitalized until the drilling of the well is complete and the results have been evaluated in order to determine the technical feasibility and commercial viability of the asset. Technical feasibility and commercial viability are considered to be determinable when proved and/or probable reserves are determined to exist. When proved and/or probable reserves are found, the drilling costs and the costs of associated hydrocarbon undeveloped lands are reclassified to hydrocarbon development and production assets or from hydrocarbon undeveloped lands to hydrocarbon probable reserves. The cost of hydrocarbon undeveloped land that expires or any impairment recognized during a period is charged to profit or loss. Pre-licence costs are recognized in profit or loss as incurred.

(b) Hydrocarbon development and production assets and an interest in an iron ore mine

The Group’s interests in resource properties are mainly comprised of an interest in the Scully iron ore mine, and to a lesser extent, hydrocarbon development and production assets.

(1) Recognition and measurement

Interests in resource properties are initially measured at cost and subsequently carried at cost less accumulated depletion and, if any, accumulated impairment losses.

The cost of an interest in resource property includes the initial purchase price and directly attributable expenditures to find, develop, construct and complete the asset. This cost includes reclassifications from exploration and evaluation assets, installation or completion of infrastructure facilities such as platforms, pipelines and the drilling of development wells, including unsuccessful development or delineation wells. Any costs directly attributable to bringing the asset to the location and condition necessary to operate as intended by management and result in an identifiable future benefit are also capitalized. These costs include an estimate of decommissioning obligations and, for qualifying assets, capitalized borrowing costs.

(2) Subsequent costs

Costs incurred subsequent to the determination of technical feasibility and commercial viability and the costs of replacing parts of property are capitalized only when they increase the future economic benefits embodied in the specific asset to which they relate. Such capitalized costs generally represent costs incurred in developing proved reserves and bringing in, or enhancing production from, such reserves and are accumulated on a field or geotechnical area basis. All other expenditures are recognized in profit or loss as incurred. The costs of periodic servicing of the properties are recognized in costs of sales and services as incurred.

The carrying amount of any replaced or sold component is derecognized.

(3) Depletion

The carrying amount of an interest in a resource property is depleted using the unit of production method by reference to the ratio of production in the period to the related reserves.

For interests in hydrocarbon development and production assets, depletion is calculated based on proved producing reserves, taking into account estimated future development costs necessary to bring those reserves into production and the estimated salvage values of the assets at the end of their estimated useful lives. Future development costs are estimated taking into account the level of development required to continue to produce the reserves. Reserves for hydrocarbon development and production assets are estimated annually by independent qualified reserve evaluators and represent the estimated quantities of natural gas, natural gas liquids and crude oil which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be recoverable in future years from known reservoirs and which are considered commercially producible. For depletion purposes, relative volumes of petroleum and natural gas production and reserves are converted at the energy equivalent conversion rate of six thousand cubic feet of natural gas to one barrel of crude oil.

For the interest in an iron ore mine, depletion is calculated based on proved and probable reserves. The estimate of the reserves of iron ore is reviewed whenever significant new information about the reserve is available, or at least at each financial year-end.

Impairment of Non-financial Assets

(xiii) Impairment of Non-financial Assets

The Group reviews the carrying amounts of its non-financial assets at each reporting date to determine whether there is any indication of impairment. If any such indication exists, an asset’s recoverable amount is estimated.

The recoverable amount is the higher of an asset’s fair value less costs of disposal and value in use. Where an individual asset does not generate separately identifiable cash flows, an impairment test is performed at the cash-generating unit (“CGU”) level. A CGU is the smallest identifiable group of assets that generates cash inflows that are largely independent of the cash inflows from other assets or groups of assets. Where the carrying amount of an asset (or CGU) exceeds its recoverable amount, the asset (or CGU) is considered impaired and written down to its recoverable amount. In assessing value in use, the estimated future cash flows are discounted to their present value using a discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. In determining fair value less costs of disposal, an appropriate valuation model is used. These calculations are corroborated by external valuation metrics or other available fair value indicators wherever possible.

An assessment is made at the end of each reporting period whether there is an indication that previously recognized impairment losses no longer exist or have decreased. If such indication exists, an estimate of the asset’s (or CGU’s) recoverable amount is reviewed. A previously recognized impairment loss is reversed to the extent that the events or circumstances that triggered the original impairment have changed. The reversal is limited so that the carrying amount of the asset does not exceed its recoverable amount, nor exceed the carrying amount that would have been determined, net of depreciation, depletion and amortization, had no impairment loss been recognized for the asset in prior periods. A reversal of an impairment loss for a CGU is allocated to the assets of the CGU pro-rata with the carrying amounts of those assets.

Hydrocarbon probable reserves are tested for impairment when they are reclassified to hydrocarbon development and production assets or when indicators exist that suggest the carrying amount may exceed the recoverable amount. For purposes of impairment testing, hydrocarbon probable reserves are grouped with related producing resource properties as a CGU with common geography and geological characteristics.

Undeveloped lands are evaluated for indicators separately from hydrocarbon development and production assets and hydrocarbon probable reserves. Impairment is assessed by comparing the carrying amount of undeveloped lands to values determined by an independent land evaluator based on recent market transactions. Management also takes into account future plans for those properties, the remaining terms of the leases and any other factors that may be indicators of potential impairment.

Leases

(xiv) Leases

The Group adopted IFRS 16 with a date of initial application of January 1, 2019.

At the commencement date of a lease contract under which the Group is the lessee, the Group recognizes a right-of-use asset and a lease liability which is measured at the present value of the lease payments that are not paid at that date, discounted using the interest rate implicit in the lease (or if the rate cannot be readily determined, the Group company's incremental borrowing rate). After the commencement date, the Group (a) measures the lease liability by (i) increasing the carrying amount to reflect interest on the lease liability; (ii) reducing the carrying amount to reflect the lease payments made; and (iii) remeasuring the carrying amount to reflect any reassessment or lease modifications or to reflect revised in-substance fixed lease payments; and (b) recognizes in profit or loss, unless the costs are included in the carrying amount of another asset, both (i) interest on the lease liability and (ii) variable lease payments not included in the measurement of the lease liability in the period in which the event or condition that triggers those payment occurs.

The Group elects not to apply IFRS 16 to short-term leases and leases for which the underlying asset is of low value and, as such, recognizes the lease payments associated with those leases as an expense on a straight-line basis.

The right-of-use assets are included in property, plant and equipment (see Note 2B (xi)) and the lease liabilities are included in account payables and accrued expense under current liabilities and/or other long-term liabilities.

Initial Adoption of IFRS 16

The Group elected to apply IFRS 16 retrospectively, with the cumulative effect of the initial application of the new standard recognized at the date of initial application, subject to permitted and elected practical expedients. Pursuant to the transitional requirements, the Group chose to measure that right-of-use asset at an amount equal to the lease liability immediately before the date of initial application and elected not to recognize a lease liability or right-of-use asset for which the lease term ended within 12 months of the date of initial application. As a result, the Group recognized an adjustment of $2,911,  $843 and $2,068 to property, plant and equipment, account payables and accrued expenses and other long-term liabilities, respectively, on January 1, 2019. The Group's weighted average incremental borrowing rate applied to lease liabilities recognized in the consolidated statement of financial position was 4.01% at the date of initial application. The difference between operating lease commitments disclosed applying IAS 17 at the end of 2018 immediately preceding the date of initial application and lease liabilities recognized in the consolidated statement of financial position at the date of initial application is reconciled as follows.

Operating leases as at December 31, 2018*	$4,786
Exemptions for short term leases for which the underlying assets are of low value	(1,505)
Discounting	(370)
Lease liabilities recognized on the initial adoption of IFRS 16 as at January 1, 2019	$2,911

*  Represents undiscounted lease commitments

IAS 17 (Accounting Policies Applicable Prior to January 1, 2019)

Under IAS 17, a lease was classified as an operating lease if it does not transfer substantially all the risks and rewards incidental to ownership of the leased asset. Operating lease payments were expensed in profit or loss over the term of the lease on a straight-line basis.

Common to Both IFRS 16 and IAS 17

Under both IFRS 16 and IAS 17, lease income from operating leases is recognized in income on a straight-line basis over the term of the lease.

Provision, Financial Guarantee Contracts and Contingencies

(xv) Provisions, Financial Guarantee Contracts and Contingencies

Provisions are recognized when the Group has a present obligation as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. Provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the reporting date. Where appropriate, the future cash flow estimates are adjusted to reflect risks specific to the liability. If the effect of the time value of money is material, provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. Where discounting is used, the increase in the provision due to the passage of time is recorded as accretion and included in finance costs.

A financial guarantee contract is initially recognized at fair value. If the guarantee is issued to an unrelated party on a commercial basis, the initial fair value is likely to equal the premium received. If no premium is received, the fair value must be determined using a method that quantifies the economic benefit of the guarantee to the holder. At the end of each subsequent reporting period, financial guarantees are measured at the higher of: (i) the amount of the loss allowance, and (ii) the amount initially recognized less cumulative amortization, where appropriate.

Contingent liabilities are possible obligations whose existence will only be confirmed by future events not wholly within the control of the Group. Contingent liabilities, other than those assumed in connection with business combinations which are measured at fair value at the acquisition date, are not recognized in the consolidated financial statements but are disclosed unless the possibility of an outflow of economic resources is considered remote. Legal costs in connection with a loss contingency are recognized in profit or loss when incurred.

The Group does not recognize a contingent or reimbursement asset unless it is virtually certain that the contingent or reimbursement asset will be received.

Decommissioning Obligations

(xvi) Decommissioning Obligations

The Group provides for decommissioning, restoration and similar liabilities (collectively, decommissioning obligations) on its resource properties, facilities, production platforms, pipelines and other facilities based on estimates established by current legislation and industry practices. The decommissioning obligation is initially measured at fair value and capitalized to interests in resource properties or property, plant and equipment as an asset retirement cost. The liability is estimated by discounting expected future cash flows required to settle the liability using a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. The estimated future asset retirement costs are adjusted for risks such as project, physical, regulatory and timing. The estimates are reviewed periodically. Changes in the provision as a result of changes in the estimated future costs or discount rates are added to or deducted from the asset retirement cost in the period of the change. The liability accretes for the effect of time value of money until it is settled. The capitalized asset retirement cost is amortized through depreciation, depletion and amortization over the estimated useful life of the related asset. Actual asset retirement expenditures are recorded against the obligation when incurred. Any difference between the accrued liability and the actual expenditures incurred is recorded as a gain or loss in the settlement period.

Own Equity Instruments

(xvii) Own Equity Instruments

The Group’s holdings of its own equity instruments, including common stock and preferred stock, are presented as “treasury stock” and deducted from shareholders’ equity at cost and in the determination of the number of equity shares outstanding. No gain or loss is recognized in profit or loss on the purchase, sale, re-issue or cancellation of the Group’s own equity instruments.

Revenue Recognition

(xviii) Revenue Recognition

IFRS 15

Effective January 1, 2018, the Group adopted IFRS 15. Pursuant to IFRS 15, the Group recognizes revenue, excluding interest and dividend income and other such income from financial instruments recognized in accordance with IFRS 9, upon transfer of promised goods or services to customers in amounts that reflect the consideration to which the Group expects to be entitled in exchange for those goods or services based on the following five step approach:

Step 1: Identify the contracts with customers;

Step 2: Identify the performance obligations in the contract;

Step 3: Determine the transaction price;

Step 4: Allocate the transaction price to the performance obligations in the contract; and

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

The Group typically satisfies its performance obligations upon shipment of the goods, or upon delivery as the services are rendered or upon completion of services depending on whether the performance obligations are satisfied over time or at a point in time. The Group primarily acts as principal in contracts with its customers. The Group does not have material obligations for returns, refunds and other similar obligations, nor warranties and related obligations.

For performance obligations that the Group satisfies over time, the Group typically uses time-based measures of progress because the Group is providing a series of distinct services that are substantially the same and have the same pattern of transfer.

For performance obligations that the Group satisfies at a point in time, the Group typically uses shipment or delivery of goods and/or services in evaluating when a customer obtains control of promised goods or services.

A significant financing component exists and is accounted for if the timing of payments agreed to by the parties to the contract provides the customer or the Group with a significant benefit of financing the transfer of goods and services to the customer. As a practical expedient, the Group does not adjust the promised amount of consideration for the effects of a significant financing component if the Group expects, at contract inception, that the period between when the Group transfers a promised good or service to a customer and when the customer pays for that good or service will be one year or less.

The incremental costs of obtaining contracts with customers and the costs incurred in fulfilling contracts with customers that are directly associated with the contract are recognized as an asset (hereinafter, “assets arising from contract costs”) if those costs are expected to be recoverable, which are included in other long-term assets in the consolidated statements of financial position. The incremental costs of obtaining contracts are those costs that the Group incurs to obtain a contract with a customer that they would not have incurred if the contract had not been obtained. As a practical expedient, the Group recognizes the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset that the entity otherwise would have recognized is one year or less. Assets arising from contract costs are amortized using the straight-line method over their estimated contract periods.

The Group exercises judgments in determining the amount of the costs incurred to obtain or fulfill a contract with a customer, which includes, but is not limited to (a) the likelihood of obtaining the contract, (b) the estimate of the profitability of the contract, and (c) the credit risk of the customer. An impairment loss will be recognized in profit or loss to the extent that the carrying amount of the asset exceeds (a) the remaining amount of consideration that the entity expects to receive in exchange for the goods or services to which the asset relates, less (b) the costs that relate directly to providing those goods or services and that have not been recognized as expenses.

Initial Adoption of IFRS 15

Pursuant to the transition arrangement permitted under IFRS 15, the Group applied IFRS 15 retrospectively with the cumulative effect of initially applying IFRS 15 recognized at the date of initial application. There were no revisions on the accounts in the consolidated statement of financial position on January 1, 2018 upon the adoption of IFRS 15.

Moreover, there were no financial statement line items affected in the year ended December 31, 2018 by the application of IFRS 15 as compared to the presentation under IAS 18, Revenue ("IAS 18")  and related interpretations.

IAS 18, Revenue (Accounting Policies Applicable Prior to January 1, 2018)

The Group accounted for revenues under IAS 18 and other related international accounting standards and interpretations for the recognition and measurement of revenue until December 31, 2017.

Revenue included proceeds from sales of merchant banking products and services, real estate properties, medical instruments and supplies, rental income on investment property, interest and dividend income and net gains on securities. In an agency relationship, revenue was the amount of commission earned.

Revenue from the sale of goods was recognized when: (a) the Group had transferred to the buyer the significant risks and rewards of ownership of the goods (which generally coincided with the time when the goods were delivered to the buyer and title had passed); (b) the Group retained neither continuing managerial involvement to the degree usually associated with ownership nor effective control over the goods sold; (c) the amount of revenue could be measured reliably; (d) it was probable that the economic benefits associated with the transaction would flow to the Group; and (e) the costs incurred or to be incurred in respect of the transaction could be measured reliably.

Revenue from the rendering of services was recognized when: (a) the amount of revenue could be measured reliably; (b) it was probable that the economic benefits associated with the transaction would flow to the Group; (c) the stage of completion of the transaction at the reporting date could be measured reliably; and (d) the costs incurred for the transaction and the costs to complete the transaction could be measured reliably.

Revenue was measured at the fair value of the consideration received or receivable and represents amounts receivable for goods and services provided in the normal course of business, net of discounts, customs duties and sales taxes. When the Group charged shipping and handling fees to customers, such fees were included in sales revenue. Where the Group acted as an agent on behalf of a third party to procure or market goods, any associated fee income was recognized and no purchase or sale was recorded.

Interest, royalty and dividend income were recognized when it was probable that economic benefits will flow to the Group and the amount of income could be measured reliably.

Costs of Sales and Services

(xix) Costs of Sales and Services

Costs of sales and services include the costs of goods (merchant banking products and services, real estate properties, medical instruments and supplies) sold. The costs of goods sold include both the direct cost of materials and indirect costs, freight charges, purchasing and receiving costs, inspection costs, distribution costs and a provision for warranty when applicable.

Costs of sales and services also include write-downs of inventories, net loss on securities, credit losses on financial assets, gains or losses on dispositions of subsidiaries, and fair value gain and loss on investment property, commodity inventories and derivative contracts.

The reversal of write-downs of inventories and credit losses reduces the costs of sales and services.

Employee Benefits

(xx) Employee Benefits

Wages, salaries, bonuses, social security contributions, paid annual leave and sick leave are accrued in the period in which the associated services are rendered by employees of the Group. The employee benefits are included in costs of sales and services or selling, general and administrative expenses, as applicable.

Share-Based Compensation

Share-Based Compensation

The cost of equity-settled transactions with employees is measured by reference to the fair value of the equity instruments on the date at which the equity instruments are granted and is recognized as an expense over the vesting period, which ends on the date on which the relevant employees become fully entitled to the award. Fair value is determined by using an appropriate valuation model. At each reporting date before vesting, the cumulative expense is calculated, representing the extent to which the vesting period has expired and management’s best estimate of the achievement or otherwise of non-market conditions and the number of equity instruments that will ultimately vest. The movement in cumulative expense since the previous reporting date is recognized in profit or loss, with a corresponding amount in equity.

When the terms of an equity-settled award are modified or a new award is designated as replacing a cancelled or settled award, the cost based on the original award terms continues to be recognized over the original vesting period. In addition, an expense is recognized over the remainder of the new vesting period for the incremental fair value of any modification, based on the difference between the fair value of the original award and the fair value of the modified award, both as measured on the date of the modification. No reduction is recognized if this difference is negative. When an equity-settled award is cancelled other than by forfeiture when the vesting conditions are not satisfied, it is treated as if it had vested on the date of cancellation and any cost not yet recognized in profit or loss for the award is expensed immediately.

Share-based compensation expenses are included in selling, general and administrative expenses. When stock options are exercised, the exercise price proceeds together with the amount initially recorded in contributed surplus are credited to capital stock.

Finance Costs

(xxii) Finance Costs

Finance costs comprise interest expense on borrowings, accretion of the discount on provisions, decommissioning obligations and other liabilities and charges and fees relating to factoring transactions.

Capital stock and debt are recorded at the amount of proceeds received, net of direct issue costs (transaction costs). The transaction costs attributable to debt issued are amortized over the debt term using the effective interest method.

Income Taxes

(xxiii) Income Taxes

Income tax expense (recovery) comprises current income tax expense (recovery) and deferred income tax expense (recovery) and includes all domestic and foreign taxes which are based on taxable profits. The current income tax provision is based on the taxable profits for the period. Taxable profit differs from income before income taxes as reported in the consolidated statements of operations because it excludes items of income or expense that are taxable or deductible in other periods and items that are never taxable or deductible. The Group’s liability for current income tax is calculated using tax rates that have been enacted or substantively enacted by the reporting date. Deferred income tax is provided, using the liability method, on all temporary differences at the reporting date between the tax bases of assets and liabilities and their carrying amounts in the consolidated statement of financial position.

Deferred income tax liabilities are recognized for all taxable temporary differences:

-      except where the deferred income tax liability arises on goodwill that is not tax deductible or the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

-      in respect of taxable temporary differences associated with investments in subsidiaries and branches, except where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax assets are recognized for all deductible temporary differences, carry-forward of unused tax credits and unused tax losses, to the extent that it is probable that taxable profit will be available against which the deductible temporary differences and the carry-forward of unused tax credits and unused tax losses can be utilized:

-      except where the deferred income tax asset arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss.

-      in respect of deductible temporary differences associated with investments in subsidiaries and branches, deferred tax assets are recognized only to the extent that it is probable that the temporary differences will reverse in the foreseeable future.

On the reporting date, management reviews the Group’s deferred income tax assets to determine whether it is probable that the benefits associated with these assets will be realized. The Group also reassesses unrecognized deferred income tax assets. The review and assessment involve evaluating both positive and negative evidence. The Group recognizes a previously unrecognized deferred income tax asset to the extent that it has become probable that future taxable profit will allow the deferred income tax asset to be recovered.

Deferred income tax assets and liabilities are measured at the tax rates that are expected to apply in the year when the asset is realized or the liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted at the reporting date. Tax relating to items recognized in other comprehensive income or equity is recognized in other comprehensive income or equity and not in profit or loss.

Deferred income tax assets and liabilities are offset when there is a legally enforceable right to set off current income tax assets against current income tax liabilities, and when they relate to income tax levied by the same taxation authority and the Group intends to settle its current income tax assets and liabilities on a net basis.

Withholding taxes (which include withholding taxes payable by a subsidiary on distributions to the Group) are treated as income taxes when they have the characteristics of an income tax. This is considered to be the case when they are imposed under government authority and the amount payable is calculated by reference to revenue derived.

The Group includes interest charges and penalties on current income tax liabilities as a component of interest expense.

Earnings Per Share

(xxiv) Earnings Per Share

Basic earnings per share is determined by dividing net income attributable to ordinary equity holders of Scully by the weighted average number of common shares outstanding during the period, net of treasury stock.

Diluted earnings per share is determined using the same method as basic earnings per share, except that the weighted average number of common shares outstanding includes the effect of dilutive potential ordinary shares. For the purpose of calculating diluted earnings per share, the Group assumes the exercise of its dilutive options with the assumed proceeds from these instruments regarded as having been received from the issue of common shares at the average market price of common shares during the period. The difference between the number of common shares issued and the number of common shares that would have been issued at the average market price of common shares during the period is treated as an issue of common shares for no consideration and added to the weighted average number of common shares outstanding. The amount of the dilution is the average market price of common shares during the period minus the issue price and the issue price includes the fair value of services to be supplied to the Group in the future under the share-based payment arrangement. Potential ordinary shares are treated as dilutive when, and only when, their conversion to ordinary shares would decrease earnings per share or increase loss per share from continuing operations.

When share-based payments are granted during the period, the shares issuable are weighted to reflect the portion of the period during which the payments are outstanding. The shares issuable are also weighted to reflect forfeitures occurring during the period. When stock options are exercised during the period, shares issuable are weighted to reflect the portion of the period prior to the exercise date and actual shares issued are included in the weighted average number of shares outstanding from the exercise date.

Business Combinations

(xxv) Business Combinations

The Group accounts for each business combination by applying the acquisition method. Pursuant to the acquisition method, the Group, when a business combination occurs and it is identified as the acquirer, determines the acquisition date (on which the Group legally transfers the consideration, acquires the assets and assumes the liabilities of the acquiree), recognizes and measures the identifiable assets acquired, the liabilities assumed and any non-controlling interest in the acquiree, and recognizes and measures goodwill or a gain from a bargain purchase (i.e. negative goodwill). The identifiable assets acquired and the liabilities assumed are measured at their acquisition-date fair values. A non-controlling interest is measured at either its fair value or its proportionate share in the recognized amounts of the subsidiary’s identifiable net assets, on a transaction-by-transaction basis.

The consideration transferred in a business combination is measured at fair value, which is calculated as the sum of the acquisition-date fair values of the assets transferred by the Group, the liabilities incurred by the Group to former owners of the acquiree and the equity interests issued by the Group.

In a business combination achieved in stages, the Group remeasures its previously held equity interest in the acquiree at its acquisition-date fair value and recognizes the resulting gain or loss, if any, in profit or loss.

If the initial accounting for a business combination is incomplete by the end of the reporting period in which the combination occurs, the Group reports in its financial statements provisional amounts for the items for which the accounting is incomplete. During the measurement period, the Group retrospectively adjusts the provisional amounts recognized at the acquisition date to reflect new information obtained about facts and circumstances that existed as of the acquisition date and, if known, would have affected the measurement of the amounts recognized as of that date. During the measurement period, the Group also recognizes additional assets or liabilities if new information is obtained about facts and circumstances that existed as of the acquisition date and, if known, would have resulted in the recognition of those assets and liabilities as of that date. The measurement period ends as soon as the Group receives the information it was seeking about facts and circumstances that existed as of the acquisition date or learns that more information is not obtainable. However, the measurement period does not exceed one year from the acquisition date.

Acquisition-related costs are costs the Group incurs to effect a business combination. Those costs include finder’s fees; advisory, legal, accounting, valuation and other professional or consulting fees; general administrative costs, including the costs of maintaining an internal acquisitions department; and costs of registering and issuing debt and equity securities. The Group accounts for acquisition-related costs as expenses in the periods in which the costs are incurred and the services are received, except for the costs to issue debt or equity securities (see Significant Accounting Policy Item (xxii) above).

Critical Judgments in Applying Accounting Policies

C. Critical Judgments in Applying Accounting Policies

In the process of applying the Group’s accounting policies, management makes various judgments, apart from those involving estimations under Note 2D below, that can significantly affect the amounts it recognizes in the consolidated financial statements. The following are the critical judgments that management has made in the process of applying the Group’s accounting policies and that have the most significant effects on the amounts recognized in the consolidated financial statements:

(i) Identification of Cash-generating Units

The Group’s assets are aggregated into CGUs, for the purpose of assessing and calculating impairment  of non-financial assets, based on their ability to generate largely independent cash flows. The determination of CGUs requires judgment in defining the smallest identifiable group of assets that generate cash inflows that are largely independent of the cash inflows from other assets or groups of assets. CGUs have been determined based on similar geological structure, shared infrastructure, geographical proximity, product type and similar exposure to market risks. In the event facts and circumstances surrounding factors used to determine the Group’s CGUs change, the Group will re-determine the groupings of CGUs.

(ii) Impairment and Reversals of Impairment on Non-Financial Assets

The carrying amounts of the Group’s non-financial assets, other than deferred tax assets, are reviewed at the end of each reporting period to determine whether there is an indication of impairment or reversal of previously recorded impairment. If such indication exists, the recoverable amount is estimated.

Determining whether there are any indications of impairment or impairment reversals requires significant judgment of external factors, such as an extended change in prices or margins for hydrocarbon commodities or refined products, a significant change in an asset’s market value, a significant revision of estimated volumes, revision of future development costs, a change in the entity’s market capitalization or significant changes in the technological, market, economic or legal environment that would have an impact on the Company’s CGUs. Given that the calculations for recoverable amounts require the use of estimates and assumptions, including forecasts of commodity prices, marketing supply and demand, product margins and in the case of the Group's iron ore interest, power plant and hydrocarbon properties, expected production volumes, it is possible that the assumptions may change, which may impact the estimated life of the CGU and may require a material adjustment to the carrying value of goodwill and non-financial assets.

Impairment losses recognized in prior years are assessed at the end of each reporting period for indications that the impairment has decreased or no longer exists. An impairment loss is reversed only to the extent that the carrying amount of the asset or CGU does not exceed the carrying amount that would have been determined, net of depletion, depreciation and amortization, if no impairment loss had been recognized.

(iii) Valuation of Investment Property

Investment properties are included in the consolidated statement of financial position at their market value, unless their fair value cannot be reliably determined at that time. The market value of investment properties is assessed annually by an independent qualified valuer, who is an authorized expert for the valuation of developed and undeveloped land in Germany, after taking into consideration the net income with inputs on realized basic rents, operating costs and damages and defects. The assumptions adopted in the property valuations are based on the market conditions existing at the end of the reporting period, with reference to current market sales prices and the appropriate capitalization rate. Changes in any of these inputs or incorrect assumptions related to any of these items could materially impact these valuations.

(iv) Assets Held for Sale and Discontinued Operations

The Group applies judgment to determine whether an asset (or disposal group) is available for immediate sale in its present condition and that its sale is highly probable and therefore should be classified as held for sale at the balance sheet date. In order to assess whether it is highly probable that the sale can be completed within one year, or the extension period in certain circumstances, management reviews the business and economic factors, both macro and micro, which include the industry trends and capital markets, and the progress towards a sale transaction. It is also open to all forms of sales, including exchanges of non-current assets for other non-current assets when the exchange will have commercial substance in accordance with IAS 16, Property, Plant and Equipment.

A discontinued operation is a component of an entity (which comprises operations and cash flows that can be clearly distinguished, operationally and, for financial reporting purposes, from the rest of the entity) that either has been disposed of or is classified as held for sale. The discontinued operation must represent a separate major line of business or a separate major geographical area of operations of the Group and the Group applies judgment to determine whether the thresholds are met. Generally, management determines whether a component is a discontinued operation or not based on the contribution of the component to the Group's net income (loss), net assets, or gross assets. Management does not view revenue as a major factor in determining whether a component is a discontinued operation or not because the revenue factor does not contribute any real economic benefits to the Group. While a component of the entity has distinguished financial data, judgments must be exercised on the presentation of inter-company transactions between components that are presented as discontinued operations and those that are presented as continuing operations. Furthermore, the allocation of income tax expense (recovery) also involves the exercise of judgments as the tax position of continuing operations may have an impact on the tax position of discontinued operations, or vice versa.

In 2019, the Group disposed of its interests in two product lines in Europe which management considered not to be discontinued operations because (i) they did not form separate segments or cash generating units, (ii) they did not have financial results which could be clearly identified from the rest of the Group, (iii) each of them was not a separate major geographical area, and (iv) the dispositions were not part of a single coordinated plan to dispose of them. Management, when exercising its judgments in terms of their respective contribution to the Group's net loss, total assets and net assets, concluded that these disposed components were not separate major lines of business or geographical area of operations. Based on the Group's consolidated financial statements as of June 30, 2019 (the latest publicly available financial results prior to their dispositions), the net income or loss of these disposed units represented 2% and 7%,  of the combined reported loss of all entities that reported a loss and each of them represented 1% of consolidated total assets and less than 1% of consolidated net assets of the Group. The combined revenue (third parties only), loss before taxes, income tax expense and net loss, respectively, was $81,766,  ($63),  ($575) and ($638) during the year of 2019 to the dates of their dispositions, which were included in the Group's continuing operations for the year ended December 31, 2019. The net gain on dispositions of these entities was $207.

(v) Purchase Price Allocations

There was a business combination in 2017. For every business combination, the Group measured the identifiable assets acquired and the liabilities assumed at their acquisition-date fair values. The determination of fair value required the Group to make assumptions, estimates and judgments regarding future events, including the profit forecast of the new subsidiary in the future. The allocation process is inherently subjective and impacts the amounts assigned to individual identifiable assets and liabilities, including the fair value of long-lived assets, the recognition and measurement of any unrecorded intangible assets and/or contingencies and the final determination of the amount of goodwill or bargain purchase. The inputs to the exercise of judgments include legal, contractual, business and economic factors. As a result, the purchase price allocation impacts the Group’s reported assets and liabilities and future net earnings due to the impact on future depreciation, depletion and amortization and impairment tests.

(vi) Credit Losses and Impairment of Receivables

On January 1, 2018, the Group adopted IFRS 9. As a result, the Group applies credit risk assessment and valuation methods to its trade and other receivables under IFRS 9 which establishes a single forward-looking expected loss impairment model to replace the incurred impairment model under IAS 39.

The Group measures the loss allowance for a financial instrument at an amount equal to the lifetime expected credit losses if the credit risk on the financial instrument has increased significantly since initial recognition. The objective of the impairment requirements is to recognize lifetime expected credit losses for all financial instruments for which there have been significant increases in credit risk since initial recognition — whether assessed on an individual or collective basis — considering all reasonable and supportable information, including that which is forward-looking.

At each reporting date, management assesses whether the credit risk on a financial instrument has increased significantly since initial recognition. When making the assessment, management uses the change in the risk of a default occurring over the expected life of the financial instrument instead of the change in the amount of expected credit losses. To make that assessment, management compares the risk of a default occurring on the financial instrument as at the reporting date with the risk of a default occurring on the financial instrument as at the date of initial recognition and consider reasonable and supportable information, that is available without undue cost or effort, that is indicative of significant increases in credit risk since initial recognition.

Allowance for credit losses is maintained at an amount considered adequate to absorb the expected credit losses. Such allowance for credit losses reflects management’s best estimate of changes in the credit risk on the Group’s financial instruments and judgments about economic conditions. The assessment of allowance for credit losses is a complex process, particularly on a looking-forward basis; which involves a significant degree of judgment and a high level of estimation uncertainty. The input factors include the assessment of the credit risk of the Group’s financial instruments, legal rights and obligations under all the contracts and the expected future cash flows from the financial instruments, which include inventories, mortgages and other credit enhancement instruments. The major source of estimation uncertainty relates to the likelihood of the various scenarios under which different amounts are expected to be recovered through the security in place on the financial assets. The expected future cash flows are projected under different scenarios and weighted by probability, which involves the exercise of significant judgment. Estimates and judgments could change in the near-term and could result in a significant change to a recognized allowance.

Major Sources of Estimation Uncertainty

D. Major Sources of Estimation Uncertainty

The timely preparation of the consolidated financial statements requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses.

The major assumptions about the future and other major sources of estimation uncertainty at the end of the reporting period that have a significant risk of resulting in a material adjustment to the carrying amounts of assets and liabilities within the next financial year are discussed below. These items require management’s most difficult, subjective or complex estimates. Actual results may differ materially from these estimates.

(i) Interests in Resource Properties and Reserve Estimates

The Group had interests in resource properties mainly comprised of an interest in the Scully iron ore mine, and to a lesser extent, hydrocarbon properties, with an aggregate carrying amount of $270,070 as at December 31, 2019.

Estimation of reported recoverable quantities of proved and probable reserves include judgmental assumptions regarding production profile, prices of products produced, exchange rates, remediation costs, timing and amount of future development costs and production, transportation and marketing costs for future cash flows. It also requires interpretation of geological and geophysical models and anticipated recoveries. The economical, geological and technical factors used to estimate reserves may change from period to period. Changes in reported reserves can impact the carrying amounts of the Group’s interests in resource properties and/or related property, plant and equipment, the recognition of impairment losses and reversal of impairment losses, the calculation of depletion and depreciation, the provision for decommissioning obligations and the recognition of deferred income tax assets or liabilities due to changes in expected future cash flows. The recoverable quantities of reserves and estimated cash flows from the Group’s hydrocarbon interests are independently evaluated by reserve engineers at least annually. During the year ended December 31, 2019, the Group did not recognize any impairment in respect of its interest in resource properties.

The Group’s hydrocarbon reserves represent the estimated quantities of petroleum, natural gas and natural gas liquids which geological, geophysical and engineering data demonstrate with a specified degree of certainty to be economically recoverable in future years from known reservoirs and which are considered commercially producible. Such reserves may be considered commercially producible if management has the intention of developing and producing them and such intention is based upon: (a) a reasonable assessment of the future economics of such production; (b) a reasonable expectation that there is a market for all or substantially all the expected hydrocarbon production; and (c) evidence that the necessary production, transmission and transportation facilities are available or can be made available. Reserves may only be considered proven and probable if producibility is supported by either production or conclusive formation tests.

Included in interests in resource properties as at December 31, 2019, were exploration and evaluation assets with an aggregate carrying amount of $17,007. Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount and upon reclassification to hydrocarbon development and production assets. If such indicators exist, impairment, if any, is determined by comparing the carrying amounts to the recoverable amounts. The measurement of the recoverable amount involves a number of assumptions, including the timing, likelihood and amount of commercial production, further resource assessment plans and future revenue and costs expected from the asset, if any.

(ii) Impairment of Other Non-Financial Assets

The Group had property, plant and equipment aggregating $55,413 as at December 31, 2019, consisting mainly of a power plant and a natural gas processing facility. Impairment of the Group’s non-financial assets is evaluated at the CGU level. In testing for impairment, the recoverable amounts of the Company’s CGUs are determined as the higher of their values in use and fair values less costs of disposal. In the absence of quoted market prices, the recoverable amount is based on estimates of future production rates, future product selling prices and costs, discount rates and other relevant assumptions. Increases in future costs and/or decreases in estimates of future production rates and product selling prices may result in a write-down of the Group’s property, plant and equipment.

(iii) Taxation

The Group is subject to tax in a number of jurisdictions and judgment is required in determining the worldwide provision for income taxes. Deferred income taxes are recognized for temporary differences using the liability method, with deferred income tax liabilities generally being provided for in full (except for taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future) and deferred income tax assets being recognized to the extent that it is probable that future taxable profits will be available against which the temporary differences can be utilized.

The Group recognized deferred income tax assets of $14,295 as at December 31, 2019. In assessing the realizability of deferred income tax assets, management considers whether it is probable that some portion or all of the deferred income tax assets will be realized. The ultimate realization of deferred income tax assets is dependent upon the generation of future taxable income in Malta and Canada during the periods in which temporary differences become deductible or before tax loss and tax credit carry-forwards expire. Management considers the future reversals of existing taxable temporary differences, projected future taxable income, taxable income in prior years and tax planning strategies in making this assessment. Unrecognized deferred income tax assets are reassessed at the end of each reporting period.

The Group does not recognize the full deferred tax liability on taxable temporary differences associated with investments in subsidiaries and branches where the Group is able to control the timing of the reversal of the temporary differences and it is probable that the temporary differences will not reverse in the foreseeable future. The Group may change its investment decision in its normal course of business, thus resulting in additional income tax liabilities.

The operations and organization structures of the Group are complex, and related tax interpretations, regulations and legislation are continually changing. The Group companies’ income tax filings are subject to audit by taxation authorities in numerous jurisdictions. There are audits in progress and items under review, some of which may increase the Group’s income tax liabilities. In addition, the companies have filed appeals and have disputed certain issues. While the results of these items cannot be ascertained at this time, the Group believes that the Group has an adequate provision for income taxes based on available information.

(iv) Contingencies

Pursuant to IAS 37, Provisions, Contingent Liabilities and Contingent Assets, the Group does not recognize a contingent liability. By their nature, contingencies will only be resolved when one or more future events occur or fail to occur. The assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. If it becomes probable that an outflow of future economic benefits will be required for an item previously accounted for as a contingent liability, an accrual or a provision is recognized in the consolidated financial statements in the period in which the change in probability occurs. See Note 24 for further disclosures on contingencies.

(v) Pandemic COVID-19

The COVID-19 pandemic in 2020 leads the world into a new era of uncertainties. The pandemic is dynamic and expanding and its ultimate scope, duration and effects are currently uncertain.  The impact of the pandemic and the global response thereto has, among other things, significantly disrupted global economic activity, negatively impacted gross domestic product and caused significant volatility in financial markets; although, since May 2020, the pandemic seems to be under control in some regions of the world and some countries and jurisdictions are planning to ease up their lockdown measures.

While various countries have implemented stimulus packages and other fiscal measures to attempt to reduce the impact of the pandemic on their economies, the impact of the pandemic on global economic activity and markets both in the short and longer term is uncertain at this time. The magnitude and duration of the disruption and resulting decline in business activity resulting from the COVID-19 pandemic is currently uncertain. While the Group expects that there will likely be some negative impact on its results of operations, cash flows and financial position from the pandemic beyond the near-term, the extent to which the COVID-19 pandemic impacts the Group’s business, operations and financial results will depend on numerous evolving factors that management may not be able to accurately predict, including: the duration and scope of the pandemic; governmental, business and individuals' actions that have been and continue to be taken in response to the pandemic; the impact of the pandemic on economic activity and actions taken in response thereto; the effect on the Group’s customers, including the borrowers and customers of the Bank (as defined herein); its impacts on suppliers; and the impact of the pandemic on counterparties and their ability to carry out their obligations to the Group.

The Group's results of operations, cash flows and financial position will likely be adversely affected by the pandemic beyond near-term. However management does not believe the pandemic will have significant impact on the going concern of the Group in the foreseeable future, which is considered to be 12 months from the date of approval of these financial statements, as the Group currently has sufficient cash, good working capital position and steady cash inflows from operations. Management has performed stress tests on their forecasts with various assumptions and the results showed that the Group would be able to withstand any significant impact on operations within the aforesaid timeframe.

Although disruption and effects of the COVID-19 pandemic may be temporary, given the dynamic nature of these circumstances and the worldwide nature of the Company’s business and operations, the duration of any business disruption and the related financial impact to us cannot be reasonably estimated at this time but could materially affect the Group’s business results of operations and financial condition. Ultimately, the severity of the impact of the pandemic on the Group's business and going concern basis will depend on a number of factors, including, the duration and severity of the pandemic and the impact and new developments concerning the global severity of, and actions to be taken to contain the outbreak.

Management took into consideration all of these various factors and risks when concluding on the Company’s ability to continue as a going concern and the appropriateness of this presentation when preparing these consolidated financial statements.

Accounting Changes

E. Accounting Changes

Future Accounting Changes

In October 2018, IASB issued amendments to its definition of material to make it easier for companies to make materiality judgements. The updated definition amends IAS 1, Presentation of Financial Statements, and IAS 8, Accounting Policies, Changes in Accounting Estimates and Errors. The amendments clarify the definition of material and how it should be applied and ensure that the definition of material is consistent across all IFRS Standards. The changes are effective from January 1, 2020, although earlier  application is permitted. Management is assessing its impacts on the Group’s financial statement presentation.

In October 2018, the IASB amended IFRS 3, Business Combinations, seeking to clarify whether an acquisition transaction results in the acquisition of an asset or the acquisition of a business. The amendments are effective for acquisition transactions on or after January 1, 2020, although earlier application is permitted. The amended standard has a narrower definition of a business, which could result in the recognition of fewer business combinations than under the current standard; the implication of this is that amounts which may have been recognized as goodwill in a business combination under the current standard may now be recognized as allocations to net identifiable assets acquired under the amended standard (with an associated effect in an entity's results of operations that would differ from the effect of goodwill having been recognized). Management is currently assessing the impacts and transition provisions of the amended standard and will apply the standard prospectively from January 1, 2020.